UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-08006

                          Scudder MG Investments Trust
                          ----------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  09/30
                          ------

Date of reporting period:  12/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS


Scudder Micro Cap Fund
Investment Portfolio as of December 31, 2004 (Unaudited)
------------------------------------------------------------------------------------------------------------------------

                                                                                  Shares                       Value ($)
                                                                        ------------------------------------------------

Common Stocks 99.7%
Consumer Discretionary 19.2%
Hotels Restaurants & Leisure 6.6%
Buffalo Wild Wings, Inc.*                                                         89,800                      3,125,938
Red Robin Gourmet Burgers*                                                        74,400                      3,978,168
                                                                                                           ------------
                                                                                                              7,104,106

Specialty Retail 10.6%
Brookstone, Inc.*                                                                117,300                      2,293,215
Cache, Inc.*                                                                     135,300                      2,438,106
Design Within Reach, Inc.*                                                       112,200                      1,632,510
Kenneth Cole Productions, Inc. "A"                                                97,200                      2,999,592
Sharper Image Corp.* (b)                                                         109,800                      2,069,730
                                                                                                           ------------
                                                                                                             11,433,153

Textiles, Apparel & Luxury Goods 2.0%
Movado Group, Inc.                                                               120,100                      2,239,865
                                                                                                           ------------

Consumer Staples 1.9%
Food & Staples Retailing
Wild Oats Markets, Inc.*                                                         226,800                      1,998,108
                                                                                                           ------------
Energy 4.6%
Oil & Gas
Brigham Exploration Co.*                                                         153,700                      1,383,300
Carrizo Oil & Gas, Inc.* (b)                                                     222,700                      2,516,510
Warren Resources, Inc.*                                                          118,400                      1,077,440
                                                                                                           ------------
                                                                                                              4,977,250

Financials 6.2%
Banks 4.5%
Fidelity Bancshares, Inc.                                                         38,100                      1,629,156
Franklin Bank Corp.*                                                             102,100                      1,863,325
Mercantile Bank Corp.                                                             34,160                      1,349,320
                                                                                                           ------------
                                                                                                              4,841,801

Diversified Financial Services 1.7%
Marlin Business Services, Inc.*                                                   99,100                      1,882,900
                                                                                                           ------------
Health Care 24.7%
Biotechnology 1.7%
Serologicals Corp.* (b)                                                           84,000                      1,858,080
                                                                                                           ------------
Health Care Equipment & Supplies 6.5%
ArthroCare Corp.* (b)                                                             73,900                      2,369,234
Hologic, Inc.*                                                                    81,300                      2,233,311
Palomar Medical Technologies, Inc.*                                               90,500                      2,359,335
                                                                                                           ------------
                                                                                                              6,961,880

Health Care Providers & Services 14.5%
Amedisys, Inc.*                                                                   65,100                      2,108,589
America Service Group, Inc.*                                                     102,700                      2,749,279
Gentiva Health Services, Inc.*                                                   127,800                      2,136,816
LCA-Vision, Inc.                                                                  88,300                      2,065,337
Matria Healthcare, Inc.* (b)                                                      54,800                      2,141,036
Psychiatric Solutions, Inc.*                                                      59,900                      2,189,944
Symbion, Inc.*                                                                   104,800                      2,313,984
                                                                                                           ------------
                                                                                                             15,704,985

Pharmaceuticals 2.0%
Able Laboratories, Inc.*                                                          93,300                      2,122,575
                                                                                                           ------------
Industrials 11.0%
Aerospace & Defense 1.5%
EDO Corp.                                                                         51,600                      1,638,300
                                                                                                           ------------
Commercial Services & Supplies 4.7%
CoStar Group, Inc.*                                                               48,200                      2,225,876
LECG Corp.*                                                                       54,500                      1,016,425
Marten Transport Ltd.*                                                            78,850                      1,792,260
                                                                                                           ------------
                                                                                                              5,034,561

Electrical Equipment 2.1%
General Cable Corp.*                                                             163,200                      2,260,320
                                                                                                           ------------
Road & Rail 2.7%
Celadon Group, Inc.*                                                             132,500                      2,948,125
                                                                                                           ------------
Information Technology 30.2%
Communications Equipment 3.7%
AudioCodes Ltd.*                                                                 125,100                      2,077,911
Essex Corp.*                                                                      93,200                      1,887,300
                                                                                                           ------------
                                                                                                              3,965,211

Computers & Peripherals 2.3%
NETGEAR, Inc.* (b)                                                                77,300                      1,406,087
Synaptics, Inc.*                                                                  34,700                      1,061,126
                                                                                                           ------------
                                                                                                              2,467,213

Electronic Equipment & Instruments 10.8%
FARO Technologies, Inc.*                                                          53,500                      1,668,130
Keithley Instruments, Inc.                                                       108,900                      2,145,330
Measurement Specialties Inc*                                                      88,600                      2,255,756
Molecular Devices Corp.*                                                         103,000                      2,070,300
Paxar Corp.*                                                                      48,200                      1,068,594
Photon Dynamics, Inc.*                                                           103,300                      2,508,124
                                                                                                           ------------
                                                                                                             11,716,234

Internet Software & Services 2.3%
Audible, Inc.*                                                                    56,500                      1,471,825
Digitas, Inc.*                                                                   109,600                      1,046,680
                                                                                                           ------------
                                                                                                              2,518,505

Semiconductors & Semiconductor Equipment 4.3%
Pixelworks, Inc.*                                                                189,200                      2,145,528
Power Integrations, Inc.*                                                        127,900                      2,529,862
                                                                                                           ------------
                                                                                                              4,675,390

Software 6.8%
FalconStor Software, Inc.*                                                       134,000                      1,282,380
JDA Software Group, Inc.*                                                        163,500                      2,226,870
Open Solutions, Inc.*                                                             82,000                      2,128,720
Witness Systems, Inc.*                                                            96,600                      1,686,636
                                                                                                           ------------
                                                                                                              7,324,606

Materials 1.9%
Metals & Mining
NS Group, Inc.*                                                                   74,000                      2,057,200
                                                                                                           ------------

Total Common Stocks (Cost $91,886,171)                                                                      107,730,368
                                                                                                           ------------
Securities Lending Collateral 7.9%

Daily Assets Fund Institutional 2.25% (c)(d)
(Cost $8,511,730)                                                              8,511,730                      8,511,730
                                                                                                           ------------
Cash Equivalents 1.7%

Scudder Cash Management QP Trust 2.24% (a)
(Cost $1,843,396)                                                              1,843,396                      1,843,396
                                                                                                           ------------

                                                                                    % of
                                                                              Net Assets                       Value ($)
                                                                              ----------                       ---------

Total Investment Portfolio  (Cost $102,241,297)                                    109.3                    118,085,494
Other Assets and Liabilities, Net                                                   -9.3                    -10,003,741
                                                                                                           ------------
Net Assets                                                                         100.0                    108,081,753
                                                                                                           ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2004 amounted to $8,227,577, which is 7.6% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Micro Cap Fund


By:                                 /s/Julian Sluyters
                                    -----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Micro Cap Fund


By:                                 /s/Julian Sluyters
                                    -----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               February 22, 2005